Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2020
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Computation

	Years Ended November 30,
(in millions, except per share data)	2020	2019	2018
Net income (loss) for basic and diluted earnings per share	$(10,236)	$2,990	$3,152
Weighted-average shares outstanding	775	690	709
Dilutive effect of equity plans	—	2	2
Diluted weighted-average shares outstanding	775	692	710
Basic earnings per share	$(13.20)	$4.34	$4.45
Diluted earnings per share	$(13.20)	$4.32	$4.44

Antidilutive Shares Excluded from Diluted Earnings Per Share Computations	Antidilutive shares excluded from diluted earnings per share computations were as follows:

(in millions)	November 30, 2020
Equity awards	1
Convertible Notes	103
Total antidilutive securities	104